CIRR-system	12 Months Ended
Dec. 31, 2017
CIRR-system
CIRR-system

Note 25. CIRR-system

Pursuant to the company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative fee, which is calculated based on the principal amount outstanding.

All assets and liabilities related to the CIRR-system are included in the Consolidated Statement of Financial Position and in the Parent Company’s balance sheet since SEK bears the credit risk for the lending and acts as the counterparty for lending and borrowing. Unrealized revaluation effects on derivatives related to the CIRR-system are recognized on a net basis under Note 16 Other Assets in the item Claim against the State for CIRR loans and concessionary loans.

SEK has determined that the CIRR-system should be considered an assignment whereby SEK acts as an agent on behalf of the Swedish government, rather than being the principal in individual transactions. Accordingly, interest income, interest expense and other costs pertaining to CIRR-system assets and liabilities are not recognized in SEK’s Statement of Comprehensive Income.

The administrative compensation received by SEK from the Swedish government is recognized as part of interest income in SEK’s Statement of Comprehensive Income since the commission received in compensation is equivalent to interest. Any income for SEK that arises from its credit arranger role is recognized in SEK’s Statement of Comprehensive Income under net interest income. Refer also to Note 1a (f) to the Consolidated Financial Statements.

The administrative fee paid by the state to SEK as compensation is recognized in the CIRR-system as administrative compensation to SEK. Arrangement fees to SEK are recognized together with other arrangement fees such as interest expenses. Refer to the following tables.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of December 31, 2017, loans outstanding amounted to Skr 754 million (year-end 2016: Skr 991 million) and the government noted a negative result of Skr -48 million (2016: Skr -53 million; 2015: Skr -52 million). Administrative compensation to SEK amounted to Skr -2 million (2016: Skr -2 million; 2015: Skr -2 million).

Statement of comprehensive income for the CIRR-system

Skr mn	2017	2016	2015
Interest revenues	1,343	1,185	1,222
Interest expenses	-1,115	-961	-951
Net interest revenues	228	224	271
Interest compensation	26	121	13
Foreign exchange effects	-6	4	1
Profit before compensation to SEK	248	349	285
Administrative remuneration to SEK	-123	-114	-121
Operating profit CIRR-system	125	235	164
Reimbursement to (-) / from (+) the State	-125	-235	-164

Statement of financial position for the CIRR-system (included in SEK’s statement of financial position)

Skr mn	December 31, 2017	December 31, 2016
Cash and cash equivalents	10	55
Loans	49,124	49,802
Derivatives	522	321
Other assets	3,472	3,414
Prepaid expenses and accrued revenues	364	352

Total assets	53,492	53,944

Liabilities	49,252	49,991
Derivatives	3,789	3,576
Accrued expenses and prepaid revenues	451	377

Total liabilities and equity	53,492	53,944

Commitments
Committed undisbursed loans	69,166	49,080
Binding offers	628	2,911